Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Quality Bond Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

AUGUST 9, 2017

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED MAY 11, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 2, 2017, the Board approved changing the management fee schedule and certain expense reimbursement arrangements for The Hartford Quality Bond Fund. Effective November 1, 2017, Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed to lower its management fee as follows:  0.4000% of the first $500 million, 0.3700% of the next $500 million, 0.3400% of the next $4 billion, 0.3300% of the next $5 billion, and 0.3200% in excess of $10 billion annually of the Fund’s average daily net assets.  In addition, effective November 1, 2017, HFMC has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for The Hartford Quality Bond Fund as follows through February 28, 2019: 0.85% (Class A), 0.85% (Class T), 1.60% (Class C), 0.60% (Class I), 1.19% (Class R3), 0.94% (Class R4), 0.64% (Class R5), 0.54% (Class Y) and 0.44% (Class F).  This contractual arrangement will renew automatically for one-year terms thereafter unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.